Other Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		$ 18,600
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		18,600
Long-term debt	(2,443,514)	(1,648,614)
Total financial assets measured at fair value	(2,414,249)	(1,579,439)
Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,649	14,011
Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,392	20,042
Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	8,176	7,507
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(13,406)	7,863
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(546)	(2,887)
Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		4,039
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		0
Long-term debt	(777,023)	0
Total financial assets measured at fair value	(774,031)	19,451
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,649	14,011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	1,132	464
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(12,788)	7,863
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(1)	(2,887)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		18,600
Long-term debt	(1,666,491)	(1,648,614)
Total financial assets measured at fair value	(1,640,218)	(1,598,890)
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,392	20,042
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,044	7,043
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(618)	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(545)	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		4,039
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		0
Long-term debt	0	0
Total financial assets measured at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		$ 0